UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3003
                                   ------------


                         AXP TAX-FREE MONEY SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:    12/31
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Date of reporting period:    3/31
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                               PORTFOLIO HOLDINGS
                                       FOR
                           AXP(R) TAX-FREE MONEY FUND
                                AT MARCH 31, 2005

Investments in Securities

AXP Tax-Free Money Fund

March 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal notes (99.9%)
Issue(b,c,d)           Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity
Alabama (3.3%)

Columbia Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company
  V.R.D.N. Series 1995C
   10-01-22               2.33%              $400,000(e)             $400,000
Columbia Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company
  V.R.D.N. Series 1995D
   10-01-22               2.33                100,000(e)              100,000
Columbia Industrial Development Board
  Refunding Revenue Bonds
  Alabama Power Company
  V.R.D.N. Series 1995E
   10-01-22               2.30              3,600,000(e)            3,600,000
Total                                                               4,100,000

California (3.3%)

State of California
  R.A.N. Series 2004A
   06-30-05               1.73              4,000,000               4,012,324

District of Columbia (4.9%)

District of Columbia
  Revenue Bonds
  American Psychologist Association
  V.R.D.N. Series 2003 (Bank of America)
   03-01-28               2.35              1,555,000(e)            1,555,000
District of Columbia
  Revenue Bonds
  Multimodal - American National Red Cross
  C.P. Series 2000 (Bank One)
   04-06-05               1.93              4,500,000               4,500,000
Total                                                               6,055,000

Municipal notes (continued)
Issue(b,c,d)           Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity
Florida (4.1%)

Collier County Health Facilities Authority
  Revenue Bonds
  Cleveland Clinic Healthcare Authority Hospital
  C.P. Series 2003 (Bank of America)
   06-02-05               2.06%            $5,000,000              $5,000,000

Georgia (4.1%)

DeKalb County Hospital Authority
  Revenue Bonds
  DeKalb Medical Center Project
  V.R.D.N. Series 2003B
  (Wachovia Bank) FSA
   09-01-31               2.29              5,000,000(e)            5,000,000

Illinois (10.5%)

City of Chicago
  Unlimited General Obligation Bonds
  Neighborhoods Alive 21-B
  V.R.D.N. Series 2002B (Lloyds TSB Group) MBIA
   01-01-37               2.27              5,100,000(e)            5,100,000
County of Cook
  Unlimited General Obligation Bonds
  Capital Improvement
  V.R.D.N. Series 2002B
  (Landesbank-Hessen-Thuringen Girozentrale)
   11-01-31               2.25              4,000,000(e)            4,000,000
Illinois Finance Authority
  Revenue Bonds
  YMCA of Metropolitan Chicago Project
  V.R.D.N. Series 2001
  (Harris Trust & Savings Bank)
   06-01-29               2.30                800,000(e)              800,000

Municipal notes (continued)
Issue(b,c,d)           Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity
Illinois (cont.)

State of Illinois
  Unlimited General Obligation Bonds
  V.R.D.N Series 2003B
  (Depfa Bank)
   10-01-33               2.27%            $3,000,000(e)           $3,000,000
Total                                                              12,900,000

Indiana (0.4%)

Hammond
  Refunding Revenue Bonds
  Amoco Oil Company Project
  V.R.D.N. Series 1994
   02-01-22               2.30                500,000(e)              500,000

Kentucky (6.6%)

Breckinridge County
  Revenue Bonds
  Kentucky Association Counties Leasing Trust
  V.R.D.N. Series 2002A (US Bank)
   02-01-32               2.30              2,500,000(e)            2,500,000
Newport
  Revenue Bonds
  V.R.D.N Series 2002 (US Bank)
   04-01-32               2.19              5,600,000(e)            5,600,000
Total                                                               8,100,000

Maryland (4.1%)

Maryland Health & Higher Education
  C.P.
   04-04-05               1.99              5,000,000               5,000,000

Massachusetts (4.3%)

Massachusetts Commonwealth
  C.P.
   04-29-05               2.32              5,300,000               5,300,000

See accompanying notes to investments in securities.

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1   --   AXP TAX-FREE MONEY FUND   --   PORTFOLIO HOLDINGS AT MARCH 31, 2005

Issue(b,c,d)           Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Michigan (2.2%)

State of Michigan
  Unlimited General Obligation Notes
  Series 2004A
   09-30-05               1.99%            $1,500,000              $1,511,034
University of Michigan
  Refunding Revenue Bonds
  University of Michigan Hospitals
  V.R.D.N. Series 1992A
   12-01-19               2.30              1,200,000(e)            1,200,000
Total                                                               2,711,034

Minnesota (5.6%)

Southern Minnesota Municipal Power Authority
  C.P.
   05-10-05               2.02              3,800,000               3,800,000
University of Minnesota
  Revenue Bonds
  V.R.D.N. Series 1999A
  (Landesbank-Hessen-Thuringen Girozentrale)
   01-01-34               2.30              3,130,000(e)            3,130,000
Total                                                               6,930,000

Nebraska (4.5%)

Nebraska Public Power District
  Revenue Bonds
  C.P. Series 2003A
   04-05-05               1.97              2,000,000               2,000,000
   06-07-05               2.06              3,500,000               3,500,000
Total                                                               5,500,000

New Hampshire (4.5%)

New Hampshire Health & Educational Facilities Authority
  Revenue Bonds
  Brewster Academy Issue
  V.R.D.N. Series 2001 (Allied Irish Bank)
   06-01-31               2.32              5,500,000(e)            5,500,000

New Mexico (0.3%)

Farmington
  Refunding Revenue Bonds
  Arizona Public Service Company
  V.R.D.N. Series 1994B (Barclays Bank)
   09-01-24               2.28                400,000(e)              400,000

New York (0.8%)

New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.N. Series 1994G FGIC
   06-15-24               2.28              1,000,000(e)            1,000,000

Pennsylvania (0.2%)

Pennsylvania State Higher Educational Facilities Authority
  Refunding Revenue Bonds
  Carnegie Mellon University
  V.R.D.N. Series 1995D (Morgan Guaranty Trust)
   11-01-30               2.29                300,000(e)              300,000

Municipal notes (continued)
Issue(b,c,d)           Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

South Carolina (4.1%)

South Carolina Public Service Authority
  C.P.
   04-05-05               1.99%            $5,000,000              $5,000,000

Tennessee (1.9%)

Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2001 (Bank of America)
   07-01-31               2.30                800,000(e)              800,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
   01-01-33               2.30              1,300,000(e)            1,300,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Lien Pool
  V.R.D.N. Series 2002 (Bank of America)
   04-01-32               2.30                200,000(e)              200,000
Total                                                               2,300,000

Texas (16.0%)

City of Houston General Obligation
  C.P.
   05-18-05               2.04              2,000,000               2,000,000
City of San Antonio
  Refunding Revenue Bonds
  Sub Lein
  V.R.D.N. Series 2003B
  (JPMorgan Chase Bank) MBIA
   05-15-33               2.25              3,990,000(e)            3,990,000
Dallas Area RAP Transit
  C.P.
   07-13-05               2.12              5,000,000               4,999,999
Harris County Health Facilities Development Corporation
  Revenue Bonds
  Methodist Hospital
  V.R.D.N. Series 2002
   12-01-32               2.30              2,720,000(e)            2,720,000
Harris County Health Facilities Development Corporation
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.N. Series 1999 (Bank One)
   07-01-34               2.30              2,600,000(e)            2,600,000
North Central Texas Health Facility Development Corporation
  Revenue Bonds
  Methodist Hospitals of Dallas
  V.R.D.N Series 1985B
  (Dexia Credit Local) MBIA
   10-01-15               2.30                900,000(e)              900,000
San Antonio Electric & Gas
  C.P.
   05-19-05               2.05              2,500,000               2,500,000
Total                                                              19,709,999

Municipal notes (continued)
Issue(b,c,d)           Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Utah (3.9%)

Emery County
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994 (Bank of Nova Scotia) AMBAC
   11-01-24               2.30%              $800,000(e)             $800,000
Intermountain Power Agency
  C.P.
   06-08-05               2.05              4,000,000               4,000,000
Total                                                               4,800,000

Virginia (4.1%)

Chesapeake Hospital Authority
  Revenue Bonds
  Chesapeake General Hospital
  V.R.D.N. Series 2001A (SunTrust Bank)
   07-01-31               2.29              5,000,000(e)            5,000,000

Washington (2.4%)

Washington Higher Education Facilities Authority
  Revenue Bonds
  Seattle Pacific University
  V.R.D.N Series 2000B (Bank of America)
   10-01-30               2.15              3,000,000(e)            3,000,000

Wisconsin (3.6%)

City of Milwaukee
  Revenue Bonds
  Milwaukee Puiblic Museum
  V.R.D.N. Series 2000
  (Bank One)
   04-01-35               2.30              1,200,000(e)            1,200,000
Milwaukee Redevelopment Authority
  Revenue Bonds
  La Causa Project
  V.R.D.N. Series 2000 (US Bank Trust)
   12-01-20               2.30              3,180,000(e)            3,180,000
Total                                                               4,380,000

Wyoming (0.2%)

Unita County
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1992
   12-01-22               2.28                200,000(e)              200,000

Total investments in securities

(Cost: $122,698,357)(f)                                          $122,698,357

See accompanying notes to investments in securities.
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2   --   AXP TAX-FREE MONEY FUND   --   PORTFOLIO HOLDINGS AT MARCH 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2004.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --  ACA Financial Guaranty Corporation

      AMBAC       --  American Municipal Bond Association Corporation

      BIG         --  Bond Investors Guarantee

      CGIC        --  Capital Guaranty Insurance Company

      FGIC        --  Financial Guaranty Insurance Company

      FHA         --  Federal Housing Authority

      FNMA        --  Federal National Mortgage Association

      FHLMC       --  Federal Home Loan Mortgage Corporation

      FSA         --  Financial Security Assurance

      GNMA        --  Government National Mortgage Association

      MBIA        --  MBIA Insurance Corporation

      XLCA        --  XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --  Alternative Minimum Tax

      B.A.N. -- Bond Anticipation Note

      C.P. -- Commercial Paper

      R.A.N. -- Revenue Anticipation Note

      T.A.N. -- Tax Anticipation Note

      T.R.A.N. -- Tax & Revenue Anticipation Note

      V.R. -- Variable Rate

      V.R.D.B. -- Variable Rate Demand Bond

      V.R.D.N. -- Variable Rate Demand Note

(d) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 2005.

(f) Also represents the cost of securities for federal income tax purposes at March 31, 2005.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3   --   AXP TAX-FREE MONEY FUND   --   PORTFOLIO HOLDINGS AT MARCH 31, 2005

                                                              S-6433-80 C (5/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP TAX-FREE MONEY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 26, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          May 26, 2005